Commitments and Contingencies (Details Narrative)			12 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Operating lease expense			$ 253,227	$ 235,069
Non-cancelable -operating leases			0
Capital contribution	$ 278,869	$ 375,000
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease expense			$ 253,227
General and Administrative Expense [Member] | Nonconsolidated Investees, Other [Member] | Le First Skillland Pte. Ltd. [Member]
Loss Contingencies [Line Items]
Percentage of ownership interest transferred	75.00%	75.00%